Summary of significant accounting policies (Details Narrative)				12 Months Ended
	Feb. 16, 2024 shares	Oct. 06, 2023 shares	Mar. 23, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2021 SGD ($) shares	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Product Information [Line Items]
Convenience translation rate | (per share)				$ 0.7580	$ 1.00
Allowance for doubtful accounts for accounts receivable				$ 7,430			$ 23,210	$ 9,802		$ 9,102
Legal fees									$ 504,567	676,321
Balance, shares		171,384	2,800,000
Public offering deferred costs				87,012				114,794		676,321
Capitalized computer software cost				700,000				900,000
Contract liabilities				78,568			78,340	103,655		194,300
Advertising expense				690,559	$ 911,055	$ 1,037,772	845,793
Research and development, net				853,101	1,125,496
Selling and marketing expenses				1,362,111	$ 1,797,033	$ 1,926,003	1,717,470
Government grant				$ 19,532			$ 492,404	$ 25,769		$ 248,067
Diluted				18,461,340	18,461,340	16,250,000	16,250,000
Basic				17,860,622	17,860,622	16,250,000	16,250,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage				25.85%	25.85%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%	10.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage						42.40%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Customers [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						15.40%
Supplier Concentration Risk [Member] | Purchases [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						17.00%	31.20%
Supplier Concentration Risk [Member] | Purchases [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk percentage						12.80%
Supplier Concentration Risk [Member] | Purchases [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendors One [Member]
Product Information [Line Items]
Concentration risk percentage				29.00%	29.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk percentage				22.10%	22.10%		15.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk percentage				10.40%	10.40%
Software and Software Development Costs [Member]
Product Information [Line Items]
Estimated useful life				5 years				5 years
IPO [Member]
Product Information [Line Items]
Balance, shares			2,800,000
Public offering deferred costs				$ 87,012				$ 114,794
IPO [Member] | Subsequent Event [Member]
Product Information [Line Items]
Balance, shares	3,555,555